UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-10145
                                                   -------------

                              BAILLIE GIFFORD FUNDS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Angus N G Macdonald
                1 Greenside Row, Edinburgh, Scotland, UK, EH1 3AN
               --------------------------------------------------
                     (Name and address of agent for service)

   Registrant's telephone number, including area code:   011-44-131-275-2000
                                                       ------------------------
                   Date of fiscal year end:   December 31
                                            ---------------

                 Date of reporting period:   December 31, 2006
                                           ---------------------


The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the "Act"), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the "1933 Act") because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act. Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

ITEM 1. REPORTS TO STOCKHOLDERS.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

--------------------------------------------------------------------------------
BAILLIE GIFFORD
EMERGING MARKETS FUND
Annual Report
December 31, 2006

INDEX

BAILLIE GIFFORD EMERGING MARKETS FUND
--------------------------------------------------------------------------------

                                                          PAGE NUMBER

MANAGEMENT DISCUSSION                                            1

FUND EXPENSES                                                    4

EMERGING MARKETS FUND

      Industry Diversification Table                             6

      Portfolio of Investments                                   7

      Statement of Assets and Liabilities                       10

      Statement of Operations                                   11

      Statements of Changes in Net Assets                       12

      Financial Highlights

             Selected Data for Class II                         13

             Selected Data for Class III                        14

      Notes to Financial Statements                             15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM         23

SUPPLEMENTAL INFORMATION                                        24

                                 MANAGEMENT DISCUSSION
                         BAILLIE GIFFORD EMERGING MARKETS FUND


1)   HOW DID THE FUND PERFORM IN 2006?

The Fund returned 38.2% in 2006, compared to a benchmark return of 32.6%. The returns were positive in absolute terms as well as being good in relation to developed markets.

The principal contribution to positive relative performance came from stock selection in South Korea, Taiwan, Mexico and South Africa. In South Korea, the holding in Samsung Corporation at the expense of not owning Samsung Electronics proved to be the most significant contributor. South African commodity plays were also major contributors, notably Lonmin and Anglo Platinum. Gazprom, the Russian oil giant and largest stock in the MSCI EM Index, was also a strong contributor.

On the downside, the Fund's underweight position in Chinese companies, which generally performed well over the year, hurt relative performance. In terms of stock selection, two of the top five negative contributors were a direct result of not being held in the portfolio: China Life's share price rose almost 300% and Norilsk increased over 150% during the year. Garanti Bank in Turkey suffered from the general malaise in the country's stockmarket.

2)   WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING 2006?

For the sixth consecutive year, emerging markets have enjoyed strong absolute returns and once again, have exceeded the returns from their developed peers. It really was a year of two halves. Up to the middle of May, the MSCI EM Index was thirteen percentage points ahead of the World Index. It then fell 25% in the space of 4 weeks, under-performing its developed peers by 13%. The second-half recovery was equally spectacular, as the MSCI EM Index rose over 33%, enjoying a double-digit gain over developed markets.

Within emerging markets, Latin America performed well and we saw improving second-half returns from Asia. The relative performance of Latin America is encouraging after three consecutive years of under-performance. After a strong 2005, Europe and the Middle East brought up the rear, dragged down by the Middle East and African weakness. The BRIC countries (Brazil, Russia, India and China) were very much to the fore this year. China, at last, would appear to be reflecting its economic potential through its financial markets, and equity issuance by Chinese companies has been a notable feature.

Primary and secondary issuance in Emerging Markets is running at an average of $11.4 billion per month, 24% of the total issuance in Developed and Emerging Markets combined (bearing in mind that the MSCI EM Index is about 8% of that of the MSCI All Country World Index). This compares to an average of $2.9 billion per month since 1990 and an average share of the global total of 11.3%. The very large issuance by Chinese companies stands out as does the share of the four 'BRIC' countries - representing 71% (or 80% if the Hong Kong issues are included) of the global total of primary and secondary issuances over the year and should be seen as a strong factor in the equity market performance over the period, although it may not be clear whether it is the 'cause' or the 'effect'.

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND


Excess liquidity is another feature behind the continuing success of Emerging Markets. Liquidity flows have been particularly notable in Asia, with almost $6 billion of flows finding their way into China funds, almost ten times more than that invested in 2005. After a setback in the middle of the year, positive flows are now finding their way into other country funds throughout Emerging Markets. The source is not obvious but we have talked about the effect that petrodollars have had on their local markets and, more recently, a wave of inexpensive credit is seeking a home in high-return markets. Middle Eastern markets have slowed considerably after a few years of excessive returns (leading to very expensive valuations), and are now trading at more reasonable valuations, and the 'oil revenue effect' is still prevalent in buoyant economic activity.

3)   DESCRIBE THE INVESTMENT STRATEGIES YOU USED TO MANAGE THE FUND.

Baillie Gifford are growth managers with a bottom up approach to stock picking. We look for companies with the ability to generate sustainable earnings growth. In determining the potential of a company, we pay particular attention to competitive advantage, management attitudes, financial strength and the industry background that a company operates in. We regularly meet the management of the companies within our investment universe and constantly revisit the investment case for the companies within the portfolio to ensure that our expectations are being met.

                              MANAGEMENT DISCUSSION
                      BAILLIE GIFFORD EMERGING MARKETS FUND


-------------------------------------------------------------------------------
LONG TERM FUND PERFORMANCE FOR PERIODS ENDED 12/31/06
(AVERAGE ANNUAL TOTAL RETURNS)

                                                          Since Inception
                               One Year                   (April 4, 2003)
                               ------------------------   ---------------------

The Emerging Markets Fund              38.30%                    43.31%

--------------------------------------------------------------------------------


                               [GRAPHIC OMITTED]

NARRATIVE

Past performance is not a guarantee of future results. Returns for the Emerging Markets Fund are before taxes and are net of all expenses, advisory fees and commission charges and include the re-investment of the Fund's dividends and distributions.

FUND EXPENSES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include purchase premiums and redemption fees and (2) ongoing costs, including management fees, shareholder service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in the other mutual funds.

The example is based on an investment of $1,000,000 (the minimum investment requirement) invested at the beginning of the period and held for the entire period from July 1, 2006 to December 31, 2006.

ACTUAL EXPENSES

The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide the account value by $1,000,000 (for example, an $8,600,000 account value divided by $1,000,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premiums and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------
                                                                                      ANNUALIZED    EXPENSES PAID
                                                        BEGINNING        ENDING      EXPENSE RATIO     DURING
                                                         ACCOUNT        ACCOUNT     BASED ON PERIOD    PERIOD
                                                          VALUE          VALUE        07/01/06 TO    07/01/06 TO
                                                         07/01/06       12/31/06       12/31/06       12/31/06
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS II
    Actual                                            $1,000,000.00   $1,236,119.40      1.07%        $6,058.05
    Hypothetical (5% return before expenses)          $1,000,000.00   $1,019,787.12      1.07%        $5,471.97
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
BAILLIE GIFFORD EMERGING MARKETS FUND - CLASS III
    Actual                                            $1,000,000.00   $1,236,307.52      0.93%        $5,240.84
    Hypothetical (5% return before expenses)          $1,000,000.00   $1,020,518.43      0.93%        $4,735.13
-------------------------------------------------------------------------------------------------------------------

Expenses are calculated using the annualized expense ratio for the Fund, which represents the ongoing expenses as a percentage of net assets for the six-months ended 12/31/06. Expenses are calculated by multiplying the annualized expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half-year; and then dividing that result by the number of days in the calendar year. Expense ratios for the most recent fiscal half-year may differ from expense ratios based on the one-year data in the financial highlights.

A description of the Fund's proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or on the Securities and Exchange Commission's website at http://www.sec.gov.

Information   regarding  how  the  Fund  voted  proxies  relating  to  portfolio securities during the most recent 12-month period ended June 30 is also available upon request by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000 or by accessing the Fund's Form N-PX on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commission's website at http://www.sec.gov. The Fund's Form N-Q may also be viewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

INDUSTRY DIVERSIFICATION TABLE
DECEMBER 31, 2006 (UNAUDITED)             BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                     % OF TOTAL
                                                    U.S. $ VALUE     NET ASSETS
                                                    ------------     ----------

Auto Manufacturers                                  $  1,484,831         0.7%
Banks                                                 22,688,541        11.0
Beverages, Food & Tobacco                              3,431,211         1.7
Chemicals                                              6,639,294         3.2
Construction & Building Materials                      7,709,538         3.7
Diversified Financial Services                        12,559,171         6.1
Diversified Industrials                               16,886,646         8.2
Electronic & Electrical Equipment                     16,474,107         8.0
Engineering - General                                  1,507,097         0.7
Engineering & Machinery                                3,062,054         1.5
Food Producers & Processors                            2,119,025         1.0
Information Technology Hardware                        2,359,491         1.2
Insurance                                              5,978,129         2.9
Media & Photography                                    1,306,669         0.6
Mining & Metals                                       11,594,114         5.6
Oil & Gas                                             30,070,280        14.6
Pharmaceuticals                                        5,080,766         2.5
Retailers-General                                      8,096,297         3.9
Support Services                                       6,920,906         3.4
Telecommunication Services                            32,439,512        15.8
Transportation                                         1,204,140         0.6
Utilities                                              1,827,023         0.9
Water Treatment Systems                                1,417,613         0.7
                                                    ------------       -----

Total Value of Investments                           202,856,455        98.5%
Other assets less liabilities                          3,151,664         1.5
                                                    ------------       -----
Net Assets                                          $206,008,119       100.0%
                                                    ============       =====

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2006                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                   SHARES    U.S. $ VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 95.2%
BRAZIL - 6.1%
Companhia Vale do Rio Doce ADR                           74,500   $   2,215,630
Gol-Linhas Aereas Inteligentes SA ADR                    42,000       1,204,140
Lojas Renner SA                                          80,000       1,150,351
Petroleo Brasileiro SA ADR                               65,300       6,725,247
Unibanco - Uniao de Bancos Brasileiros SA GDR            12,800       1,189,888
                                                                  -------------
                                                                     12,485,256
                                                                  -------------
BOLIVIA - 0.6%
Apex Silver Mines Ltd. (a)                               74,367       1,181,692
                                                                  -------------

CHILE - 0.4%
Banco Santander Chile SA ADR                             15,600         751,296
                                                                  -------------

CHINA - 13.7%
China Communications Construction Co., Ltd.,
  Class H (a)                                           457,000         451,873
China Mobile Ltd.                                       435,000       3,758,655
China Shenhua Energy Co., Ltd., Class H               1,021,000       2,457,568
China Unicom Ltd.                                     2,248,000       3,295,149
CNOOC Ltd.                                            2,853,000       2,710,942
Datang International Power Generation Co., Ltd.,
  Class H                                             2,038,000       2,122,575
Denway Motors Ltd.                                    3,666,000       1,484,831
GOME Electrical Appliances Holdings Ltd.              1,192,000         934,932
Huaneng Power International, Inc., Class H            2,372,000       2,119,695
Hutchison Telecommunications International Ltd. (a)     959,000       2,416,844
Industrial and Commercial Bank of China, Class H (a)  2,432,000       1,510,374
Jiangsu Express Co., Ltd., Class H                      528,000         331,984
Kingboard Chemical Holdings Ltd.                        407,500       1,600,710
PetroChina Co., Ltd., Class H                         2,178,000       3,086,124
                                                                  -------------
                                                                     28,282,256
                                                                  -------------
EGYPT - 1.9%
Orascom Construction Industries GDR                      18,800       1,801,245
Orascom Telecom Holding SAE GDR                          32,393       2,137,938
                                                                  -------------
                                                                      3,939,183
                                                                  -------------
INDIA - 5.6%
Infosys Technologies Ltd. ADR                           112,300       6,127,088
Reliance Capital Ltd. GDR 144A*(a)                        5,960          81,744
Reliance Communications Ltd. GDR 144A*(a)               119,200       1,270,231
Reliance Energy Ltd. GDR 144A*                            2,980         105,044
Reliance Industries Ltd. GDR                             69,300       3,977,467
Reliance Natural Resources Ltd. GDR 144A*(a)             59,600          59,791
                                                                  -------------
                                                                     11,621,365
                                                                  -------------
INDONESIA - 4.5%
PT Bank Mandiri                                       5,182,500       1,671,124
PT Bank Rakyat Indonesia                              4,387,500       2,512,440
PT Indosat Tbk                                        3,284,500       2,465,155
PT Telekomunikasi Indonesia Tbk                       2,323,400       2,609,256
                                                                  -------------
                                                                      9,257,975
                                                                  -------------
IRELAND - 0.4%
Kenmare Resources Plc. (a)                              986,700         849,693
                                                                  -------------

ISRAEL - 1.1%
Teva Pharmaceutical Industries Ltd. ADR                  72,800       2,262,624
                                                                  -------------

LUXEMBOURG - 1.4%
Millicom International Cellular SA (a)                   46,000       2,835,440
                                                                  -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 2006                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                SHARES      U.S. $ VALUE
--------------------------------------------------------------------------------

MALAYSIA - 3.8%
Bumiputra-Commerce Holdings Berhad                    1,062,000   $   2,332,908
IOI Corp. Berhad                                        406,300       2,119,025
Sime Darby Berhad                                       810,000       1,653,061
Tenaga Nasional Berhad                                  538,000       1,662,188
                                                                  -------------
                                                                      7,767,182
                                                                  -------------
MEXICO - 7.1%
America Movil SA de CV, Series L ADR                     81,100       3,667,342
America Telecom, SA de CV, Class A-1 (a)                279,300       2,540,990
Consorcio ARA SA de CV                                  191,400       1,299,347
Empresas ICA SA de CV (a)                               291,716       1,099,300
Grupo Financiero Banorte SA de CV, Class O              928,000       3,620,493
WalMart de Mexico SA de CV, Series V                    573,880       2,519,328
                                                                  -------------
                                                                     14,746,800
                                                                  -------------
RUSSIA - 7.8%
AFK Sistema GDR Reg S                                    56,800       1,817,600
AO VimpelCom ADR (a)                                     22,600       1,784,270
Gazprom ADR                                             179,500       8,257,000
OAO Rosneft Oil Co. GDR 144A* (a)                       463,400       4,240,110
                                                                  -------------
                                                                     16,098,980
                                                                  -------------
SOUTH AFRICA - 5.8%
ABSA Group Ltd.                                          47,000         833,911
Anglo American Platinum Corp., Ltd.                       8,700       1,056,265
Anglo American Plc.                                      56,700       2,750,261
FirstRand Ltd.                                          410,000       1,290,926
Impala Platinum Holdings Ltd.                            41,500       1,083,005
Imperial Holdings Ltd. (a)                               41,868         973,788
Massmart Holdings Ltd.                                   75,156         748,282
Naspers Ltd., Class N                                    55,500       1,306,669
Sasol Ltd.                                               51,500       1,890,251
                                                                  -------------
                                                                     11,933,358
                                                                  -------------
SOUTH KOREA - 17.7%
Daegu Bank                                               59,500       1,017,258
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)   48,000       1,507,097
GS Holdings Corp.                                        28,100         909,473
Hana Financial Group, Inc.                               37,400       1,966,516
Hanwha Corp. (a)                                         51,720       1,946,452
Hite Brewery Co., Ltd. (a)                                8,000       1,027,957
Hyundai Development Co. (a)                              44,630       2,725,789
Hyundai Marine & Fire Insurance Co., Ltd.                75,300         955,419
Industrial Bank of Korea (a)                            146,300       2,697,898
ORION Corp. (a)                                           3,500       1,025,538
S1 Corp.                                                 17,030         793,818
Samsung Corp.                                           216,420       7,132,552
Samsung Fire & Marine Insurance Co., Ltd.                24,600       4,271,935
Samsung Heavy Industries Co., Ltd.                      127,700       3,062,054
Shinsegae Co., Ltd.                                       1,800       1,122,581
Woongjin Coway Co., Ltd. (a)                             51,100       1,417,613
Yuhan Corp.                                              14,724       2,818,142
                                                                  -------------
                                                                     36,398,092
                                                                  -------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

DECEMBER 31, 2006                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

COMPANY                                                 SHARES     U.S. $ VALUE
--------------------------------------------------------------------------------

TAIWAN - 12.7%
Chang Hwa Commercial Bank (a)                         3,079,000   $   2,149,678
China Life Insurance Co., Ltd. (a)                    1,390,000         750,775
Far Eastern Department Stores Ltd.                    2,539,160       1,620,823
Far Eastern International Bank                        1,091,000         522,314
High Tech Computer Corp.                                119,200       2,359,491
Hon Hai Precision Industry Co., Ltd.                    792,846       5,657,103
Shin Kong Financial Holding Co., Ltd.                 2,089,178       2,250,427
SinoPac Financial Holdings Corp.                      3,983,891       2,133,463
Taishin Financial Holdings Co., Ltd.                  1,780,000       1,043,364
Taiwan Fertilizer Co., Ltd.                             555,000       1,061,117
Taiwan Semiconductor Manufacturing Co., Ltd.          3,173,892       6,574,734
                                                                  -------------
                                                                     26,123,289
                                                                  -------------
THAILAND - 2.9%
Bangkok Bank PCL NVDR                                   587,800       1,788,603
PTT Exploration & Production PCL NVDR                   843,300       2,251,133
Thai Beverage PCL                                     7,829,000       1,377,716
TISCO Finance PCL NVDR                                  965,000         587,275
                                                                  -------------
                                                                      6,004,727
                                                                  -------------
TURKEY - 1.7%
Turkcell Iletisim Hizmetleri AS                         364,653       1,840,642
Turkiye Garanti Bankasi AS                              497,213       1,642,751
                                                                  -------------
                                                                      3,483,393
                                                                  -------------
TOTAL COMMON STOCKS
  (cost $120,280,515)                                               196,022,601
                                                                  -------------

PREFERRED STOCKS - 3.3%
BRAZIL -- 3.3%
Itausa - Investimentos Itau SA                        1,336,106       6,833,854
  (cost $3,260,891)                                               -------------

TOTAL INVESTMENTS - 98.5%
  (cost $123,541,406)                                               202,856,455
Other assets less liabilities - 1.5%                                  3,151,664
                                                                  -------------
NET ASSETS - 100.0%                                               $ 206,008,119
                                                                  =============


(a) Non-income producing security.
ADR - American Depositary Receipt.
GDR - Global Depositary Receipt.
NVDR - Non Voting Depositary Receipt.
PCL - Public Company Limited.

* Securities are exempt from registration under rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Prices are obtained daily from the London International Stock Exchange, therefore, fair valuing is not required.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2006                          BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

ASSETS
   Investments, at value (cost $123,541,406)                     $  202,856,455
   Cash                                                               2,869,627
   Foreign cash, at value (cost $547,992)                               553,829
   Dividends and interest receivable                                    242,564
   Other assets                                                          15,084
                                                                 --------------

   Total Assets                                                     206,537,559
                                                                 --------------

LIABILITIES
   Advisory fee payable                                                 245,989
   Servicing fee payable                                                 66,410
   Accrued expenses                                                     217,041
                                                                 --------------

   Total Liabilities                                                    529,440
                                                                 --------------

NET ASSETS                                                       $  206,008,119
                                                                 ==============


COMPOSITION OF NET ASSETS
   Paid-in capital                                               $  119,676,409
   Distributions in excess of net investment income                     (40,633)
   Accumulated net realized gain on investments
      and foreign currency transactions                               7,050,457
   Net unrealized appreciation in value of investments
      and foreign currencies                                         79,321,886
                                                                 --------------
                                                                 $  206,008,119
                                                                 ==============


NET ASSET VALUE, PER SHARE

   CLASS II ($44,134,463 / 2,067,418 shares outstanding),
      unlimited authorized, no par value                         $        21.35
                                                                 ==============
      Maximum Purchase Price Per Share (Note E)                  $        21.40
                                                                 ==============
      Minimum Redemption Price Per Share (Note E)                $        21.30
                                                                 ==============

   CLASS III ($161,873,656 / 7,555,729 shares outstanding),
      unlimited authorized, no par value                         $        21.42
                                                                 ==============
      Maximum Purchase Price Per Share (Note E)                  $        21.47
                                                                 ==============
      Minimum Redemption Price Per Share (Note E)                $        21.37
                                                                 ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2006       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

INVESTMENT INCOME
   Dividends (net of foreign withholding taxes of $430,756)      $    3,634,738
   Interest                                                              49,705
                                                                 --------------
      TOTAL INVESTMENT INCOME                                         3,684,443
                                                                 --------------

EXPENSES
   Advisory fee (Note B)                                                935,764
   Shareholder servicing fees - Class III Shares (Note B)               143,542
                                Class II Shares                         108,033
   Legal                                                                152,078
   Custody                                                              141,599
   Fund Accounting                                                      118,538
   Insurance                                                             42,036
   Professional fees                                                     30,727
   Trustees' fees                                                        24,724
   Transfer Agency                                                        8,949
   Miscellaneous                                                          5,428
                                                                 --------------
   TOTAL EXPENSES                                                     1,711,418
                                                                 --------------

      NET INVESTMENT INCOME                                           1,973,025
                                                                 --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS
   Net realized gain (loss) from:
      Investments                                                    47,601,418
      Foreign currency transactions                                     (17,253)
                                                                 --------------
                                                                     47,584,165
                                                                 --------------
   Net change in unrealized appreciation/depreciation on:
      Investments                                                    10,702,872
      Translation of assets and liabilities in
         foreign currencies                                             (20,287)
                                                                 --------------
                                                                     10,682,585
                                                                 --------------

   Net realized and unrealized gain on investments
      and foreign currency transactions                              58,266,750
                                                                 --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                       $   60,239,775
                                                                 ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

                                                                                FOR THE              FOR THE
                                                                               YEAR ENDED          YEAR ENDED
                                                                           DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                           -----------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income                                                  $       1,973,025    $       2,548,375
    Net realized gain from investments and foreign currency transactions          47,584,165           23,774,232
    Net change in unrealized appreciation/depreciation on investments
       and translation of assets and liabilities in foreign currencies            10,682,585           31,905,919
                                                                           -----------------    -----------------
    Net increase in net assets from operations                                    60,239,775           58,228,526
                                                                           -----------------    -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
       Class II                                                                     (303,881)            (571,478)
       Class III                                                                  (1,076,307)          (2,287,197)
    Capital gains:
       Class II                                                                   (9,431,176)          (5,274,883)
       Class III                                                                 (34,191,469)         (20,925,433)
                                                                           -----------------    -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                            (45,002,833)         (29,058,991)
                                                                           -----------------    -----------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net proceeds from shares subscribed:
      Class II                                                                            --            1,995,000
      Class III                                                                           --                   --
   Purchase premiums:
      Class II                                                                            --               14,923
      Class III                                                                           --               57,746
   Redemption fees:
      Class II                                                                        21,973                   --
      Class III                                                                       72,474                   --
   Dividends and distributions reinvested:
      Class II                                                                    14,485,685            3,228,659
      Class III                                                                   53,424,514           15,544,685
   Cost of shares redeemed:
      Class II                                                                    (7,518,797)                  --
      Class III                                                                  (30,259,904)         (27,067,669)
                                                                           -----------------    -----------------
   INCREASE (DECREASE) IN NET ASSETS FROM TRANSACTIONS IN SHARES OF
        BENEFICIAL INTEREST                                                       30,225,945           (6,226,656)
                                                                           -----------------    -----------------

   TOTAL INCREASE IN NET ASSETS                                                   45,462,887           22,942,879

NET ASSETS
   Beginning of year                                                             160,545,232          137,602,353
                                                                           -----------------    -----------------
   End of year (distributions in excess of net investment income           $     206,008,119    $     160,545,232
     of $40,633 and $837,377, respectively)                                =================    =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

SELECTED DATA FOR CLASS II SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                            FOR THE PERIOD
                                                                     FOR THE              FOR THE          JUNE 21, 2004(a)
                                                                   YEAR ENDED           YEAR ENDED             THROUGH
                                                                DECEMBER 31, 2006    DECEMBER 31, 2005    DECEMBER 31, 2004
                                                                -----------------    -----------------    -----------------
     Net asset value, beginning of period                            $19.73               $16.60                $14.36
                                                                -----------------    -----------------    -----------------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income(b)                                         0.22                 0.28                  0.11
     Net realized and unrealized gain
          on investments and foreign
          currency transactions                                       7.23                 6.33                  4.17
                                                                -----------------    -----------------    -----------------
     Net increase in net asset
          value from investment operations                            7.45                 6.61                  4.28
                                                                -----------------    -----------------    -----------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                            (0.18)               (0.34)                (0.75)
     Taxable distributions in excess of net investment income
        and net realized gain on investments                         (5.66)               (3.14)                (1.29)
                                                                -----------------    -----------------    -----------------
        Total Dividends and Distributions                            (5.84)               (3.48)                (2.04)
                                                                -----------------    -----------------    -----------------

     PROCEEDS FROM REDEMPTION FEES                                    0.01                  --                    --
                                                                -----------------    -----------------    -----------------

     Net asset value, end of period                                  $21.35               $19.73                $16.60
                                                                =================    =================    =================

     TOTAL RETURN
     Total investment return based on net asset value(c)              38.21%               40.20%                30.36%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
        (000's omitted)                                              $44,134              $33,294              $23,251
     Ratio of net expenses
        to average net assets                                         1.03%                1.11%                0.84%*
     Ratio of net investment income
        to average net assets                                         0.95%                1.37%                1.36%*
     Portfolio turnover rate                                           50%                  48%                  80%

*    Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       BAILLIE GIFFORD EMERGING MARKETS FUND
================================================================================

SELECTED DATA FOR CLASS III SHARES OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                                                                    FOR THE PERIOD
                                                             FOR THE             FOR THE            FOR THE         APRIL 4, 2003(a)
                                                            YEAR ENDED         YEAR ENDED         YEAR ENDED            THROUGH
                                                        DECEMBER 31, 2006   DECEMBER 31, 2005  DECEMBER 31, 2004   DECEMBER 31, 2003
                                                        -----------------   -----------------  -----------------   -----------------
     Net asset value, beginning of period                     $19.78             $16.61             $15.03               $10.00
                                                        -----------------   -----------------  -----------------   -----------------
     INCOME FROM INVESTMENT OPERATIONS
     Net investment income(b)                                  0.25               0.30               0.26                 0.10
     Net realized and unrealized gain
        on investments and foreign
        currency transactions                                  7.24               6.36               3.36                 5.82
                                                        -----------------   -----------------  -----------------   -----------------
     Net increase in net asset value
        from investment operations                             7.49               6.66               3.62                 5.92
                                                        -----------------   -----------------  -----------------   -----------------

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                     (0.18)             (0.34)             (0.75)               (0.10)
     Taxable distributions in excess of net investment
        income and net realized gain on investments           (5.68)             (3.15)             (1.29)               (0.79)
                                                        -----------------   -----------------  -----------------   -----------------
        Total Dividends and Distributions                     (5.86)             (3.49)             (2.04)               (0.89)
                                                        -----------------   -----------------  -----------------   -----------------

     PROCEEDS FROM REDEMPTION FEES                             0.01                 -                  -                    -
                                                        -----------------   -----------------  -----------------   -----------------

     Net asset value, end of period                           $21.42             $19.78             $16.61               $15.03
                                                        =================   =================  =================   =================

     TOTAL RETURN
     Total investment return based on net
        asset value(c)                                        38.30%             40.47%             24.62%               59.22%
     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period
        (000's omitted)                                      $161,874           $127,251           $114,351             $81,204
     Ratio of net expenses
        to average net assets                                 0.88%               0.96%              0.77%               1.11%*
     Ratio of net investment income
        to average net assets                                 1.10%               1.61%              1.67%               1.06%*
     Portfolio turnover rate                                   50%                 48%                80%                 68%


*    Annualized.

(a)  Commencement of investment operations.

(b)  Calculated based upon average shares outstanding during the period.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return is not annualized for periods less than one year.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006

NOTE A -- ORGANIZATION AND ACCOUNTING POLICIES

The Baillie Gifford Emerging Markets Fund (the "Fund") is a series of Baillie Gifford Funds (the "Trust"). The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Amended and Restated Agreement and Declaration of Trust dated August 17, 2001. The Fund offers three classes of shares, Class I, Class II and Class III shares (unlimited number of shares are authorized, without par value). At December 31, 2006, only Class II and Class III shares were issued and outstanding.

The financial statements of the Fund have been prepared in conformity with accounting principles generally accepted in the United States of America. Management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities for the Fund and disclosure of contingent assets and liabilities for the Fund at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations for the Fund during the reporting period. Actual results could differ from those estimates.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The following is a summary of significant accounting policies followed by the Fund.

VALUATION OF INVESTMENTS

Equity securities listed on an established securities exchange are normally valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or, on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over-the-counter securities not so listed, are valued at the mean between the last bid and asked price. Other securities for which current market quotations are not readily available, and all other assets are taken at fair value as determined in good faith by the Board of Trustees or Baillie Gifford Overseas Limited (the "Manager"), pursuant to procedures adopted by the Trustees. The actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Fund's portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees or the Manager, pursuant to procedures adopted by the Trustees.

The Fund invests in obligations of foreign entities and securities denominated in foreign currencies. Such investments involve risk not typically involved with domestic investments. Such risks include fluctuations in the foreign exchange rates, inability to convert proceeds into U.S. dollars, application of foreign tax laws, foreign investment restrictions, less publicly available information about foreign financial instruments, less liquidity resulting from substantially less trading volume, more volatile prices and generally less government supervision of foreign securities markets and issuers.

Repurchase agreements are carried at cost, which approximates market value (See Note D).

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the rate of exchange to determine the value of investments, assets and liabilities. For the Fund, purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of securities denominated in a particular currency. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency exchange contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Fund. When forward contracts are closed, the Fund records realized gains or losses equal to the differences between the values of such forward contracts at the time each was opened and the value at the time each was closed. Such amounts are recorded in net realized gain or loss on foreign currency related transactions. At December 31, 2006, the Fund did not have any forward foreign currency contracts outstanding.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME

The securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

FEDERAL TAXES

The Trust intends to qualify to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code of 1986, as amended, and as such will not be subject to federal income tax on income (including any net realized capital gains) which is distributed in accordance with the provisions of the Code to the Fund's shareholders. Therefore, no federal income tax provision is required.

Investment income received from investments in foreign currencies may be subject to foreign withholding tax. Whenever possible, the Fund will attempt to operate so as to qualify for reduced tax rates or tax exemptions in those countries with which the United States has a tax treaty.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute each year, as dividends, substantially all net investment income and net capital gains realized. All such dividends or distributions are credited in the form of additional shares of the Fund at net asset value on the ex-dividend date. Currently, the Fund's policy is to distribute net investment income and net capital gains on an annual basis. Such distributions are determined in conformity with federal income tax regulations.

Passive Foreign Investment Company losses incurred after October 31 ("post-October" PFIC losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will defer post-October PFIC losses of $40,633 during 2006.

At December 31, 2006, the components of accumulated earnings on a tax basis were as follows:

-------------------- --------------- -------------------- ----------------- --------------
                                                          Net Unrealized
                     Undistributed   Undistributed Net    Appreciation on   Total
                     Net Ordinary    Realized Long-Term   Investments and   Accumulated
Fund                 Income          Capital Gains        Foreign           Earnings
                                                          Currencies
-------------------- --------------- -------------------- ----------------- --------------
Emerging Markets        $95,613         $6,974,306           $79,302,424    $86,372,343

-------------------- --------------- -------------------- ----------------- --------------

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to the tax treatment of passive foreign investment companies and wash sales.

For the year ended December 31, 2006, the following reclassifications have been made on the Statement of Assets and Liabilities as a result of certain differences in the computation of net investment income and net realized capital gains under federal income tax rules and regulations versus accounting principles generally accepted in the United States of America, such as the treatment of foreign currency gains and losses and the redesignation of dividends:

  --------------------------------------- ----------------- ------------------
                                                            Accumulated Net
                                                            Realized Capital
                                                            Gains on
                                          Undistributed Net Investments and
  Fund                                    Investment Income Foreign
                                                            Currencies
  --------------------------------------- ----------------- ------------------
  Emerging Markets                             $203,907         $(203,907)

  --------------------------------------- ----------------- ------------------

For the years ended December 31, 2006 and December 31, 2005, the tax character of the dividends paid, as reflected in the Statements of Changes in Net Assets were:

--------------------------------------------------------------------------------


Fund                    Ordinary Income            Long-Term Capital Gains
------------------ ----------------------------- -------------------------------
                       2006            2005           2006            2005
------------------ -------------- -------------- --------------- ---------------
Emerging Markets     $4,079,607     $8,288,535     $40,923,226     $20,770,456

------------------ -------------- -------------- --------------- ---------------

NOTE B -- INVESTMENT MANAGEMENT AND OTHER SERVICES

The Fund is advised and managed by the Manager. The Manager, an investment adviser registered with the Securities and Exchange Commission, is a wholly owned subsidiary of Baillie Gifford & Co.

Under Investment Advisory Agreements between the Manager and the Trust on behalf of the Fund, the Fund pays the Manager a quarterly management fee, in arrears, at 0.50% annual rate of the respective Fund's average net assets (calculated by taking the average of all determinations of net asset value made at the end of each month). For the year ended December 31, 2006, the Fund incurred $935,764 in management fees.

The Fund has adopted a Shareholder Servicing Plan providing that the Fund may pay the Manager or any other entity that acts from time to time as the shareholder servicing agent with respect to a class of Fund shares for services rendered and expenses borne in connection with the provision of personal services provided to Fund investors and/or the maintenance of shareholder accounts. For these services, the Fund pays the Manager a fee at the annualized rate of 0.25% and 0.10% of the Fund's average daily net assets attributable to Class II and Class III shares, respectively. For the year ended December 31, 2006, the Fund incurred $108,033 and $143,542 in shareholder servicing fees for Class II and Class III shares, respectively.

NOTE C -- INVESTMENT TRANSACTIONS

Purchases  and  proceeds  from  sales  of   securities   (excluding   short-term
securities) were $93,029,337 and $130,130,012, respectively.

The gross unrealized appreciation and (depreciation) on investments at December 31, 2006 were as follows:

Gross Unrealized Appreciation                                      $ 79,878,427
Gross Unrealized (Depreciation)                                        (563,378)
                                                                   ------------
   Net Unrealized Appreciation
                                                                   $ 79,315,049
                                                                   ------------

The Fund's cost of investments and gross unrealized appreciation (depreciation) at December 31, 2006 for United States federal income tax purposes, were as follows:

------------------ --------------- -------------- -------------- ---------------

                                                                 Net
                   Cost of         Gross          Gross          Appreciation
Fund               Investments     Appreciation   Depreciation   (Depreciation)
------------------ --------------- -------------- -------------- ---------------
Emerging Markets     $123,560,868   $80,122,626    $(827,039)      $79,295,587

------------------ --------------- -------------- -------------- ---------------

The Fund may be party to financial instruments with off-balance-sheet risk, primarily forward contracts, in order to minimize the impact of adverse changes in the relationship between the U.S. dollar and various foreign currencies. These instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counter-parties to meet the terms of their contracts, future adverse movement in currency values and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such currencies. At December 31, 2006, the Fund was not a party to any such financial instruments.

NOTE D -- REPURCHASE AGREEMENTS

A repurchase agreement is the purchase of a security at a specified price with an agreement to sell the same or substantially the same security to the same counterparty at a fixed or determinable price at a future date. Collateral underlying repurchase agreements takes the form of either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral and may claim any resulting loss against the seller. Repurchase agreements by the Fund of more than seven days duration (or investments in any other securities which are deemed to be illiquid) are not permitted if more than 15% of the Fund's net assets would be so invested. At December 31, 2006, the Fund did not have any repurchase agreements outstanding.

NOTE E -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                                  Emerging Markets Fund

                               Class II Shares                           Class III Shares
                             For the Year Ended                         For the Year Ended
                              December 31, 2006                         December 31, 2006
                    --------------------------------------    ---------------------------------------
                         Shares               Amount               Shares               Amount
                    ------------------   -----------------    -----------------    ------------------
Shares sold                        --                  --                   --                    --

Redemption fees                    --            $ 21,973                   --              $ 72,474

Shares issued in
reinvestment of
dividends and
distributions                 678,995          14,485,685            2,497,678
                                                                                          53,424,514

Shares redeemed             (299,235)         (7,518,797)          (1,375,957)          (30,259,904)
                    ------------------   -----------------    -----------------    ------------------


Net increase                  379,760          $6,988,861            1,121,721           $23,237,084
                    ==================   =================    =================    ==================



                               Class II Shares                           Class III Shares
                             For the Year Ended                         For the Year Ended
                              December 31, 2005                         December 31, 2005
                    --------------------------------------    ---------------------------------------
                         Shares               Amount               Shares               Amount
                    ------------------   -----------------    -----------------    ------------------

Shares sold                   102,430          $1,995,000                   --                    --

Purchase premium                   --              14,923                   --               $57,746

Shares issued in
reinvestment of
dividends and
distributions                 184,265           3,228,659              888,396
                                                                                          15,544,685

Shares redeemed                    --                  --          (1,336,879)          (27,067,669)
                    ------------------   -----------------    -----------------    ------------------


Net increase
(decrease)                    286,695          $5,238,582            (448,483)         ($11,465,238)
                    ==================   =================    =================    ==================

The Fund charges purchase premiums in the case of cash investments and redemption fees in the case of cash redemptions. All purchase premiums and redemption fees are paid to and retained by the Fund and are intended to offset brokerage and transaction costs arising in connection with purchases or redemptions. The purchase premium and redemption fee may be waived or reduced by the Manager, however, if the brokerage and transaction costs in connection with the purchase or redemption are minimal or in other circumstances in the Manager's discretion.

At December 31, 2006, Nebraska Investment Council, which is a Nebraska state investment agency located at 941 "O" Street, Suite 500, Lincoln, Nebraska 68506, owned 78.58% of the voting securities of the Fund and the Fire and Police Pension Association of Colorado located at 5290 DTC Parkway, Suite 100, Greenwood Village, Colorado 80111-2721, owned 21.42% of the voting securities of the Fund.

NOTE F -- NEW ACCOUNTING PRONOUNCEMENTS

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year and recognized as a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its potential impact in the financial statements has not yet been determined.

NOTE G - COMMITMENTS AND CONTINGENCIES

The Fund indemnifies the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE H - CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

On August 31, 2006, KPMG LLP was dismissed as the independent registered public accounting firm for the Baillie Gifford Funds. KPMG LLP was previously engaged as the independent registered public accounting firm to audit the Fund's financial statements. KPMG LLP issued reports on the Fund's financial statements as of December 31, 2005, 2004 and 2003. Such reports did not contain an adverse opinion or a disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles. The decision to remove KPMG LLP was approved by the Fund's Audit

Committee and ratified by the Fund's Board of Trustees. At no time during the Fund's two most recent fiscal years of the period immediately preceding the dismissal of KPMG LLP through August 31, 2006, were there any disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. At no time during the period immediately preceding the dismissal of KPMG LLP through August 31, 2006, did any of the events relating to management's representations, an expansion of the scope of audit work or discovery of information impacting the fairness or reliability of the Baillie Gifford Fund's financial statements enumerated in paragraphs (1)(v)(A) through (D) of Item 304(a) of Regulation S-K occur. The Funds engaged Briggs Bunting & Dougherty, LLP ("BBD") as its new independent registered public accounting firm on August 31, 2006.

During the two most recent fiscal years and through August 31, 2006, the date the Board of Trustees approved BBD as the Fund's auditor, the Fund did not consult BBD regarding either (1) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements, or (2) any matter that was either the subject of a disagreement or a reportable event, as such terms are defined in Item 304 of Regulation S-K.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



TO THE BOARD OF TRUSTEES OF BAILLIE GIFFORD FUNDS
AND SHAREHOLDERS OF THE BAILLIE GIFFORD EMERGING MARKETS FUND


We have audited the accompanying statement of assets and liabilities of the Baillie Gifford Emerging Markets Fund, a series of shares of beneficial interest of Baillie Gifford Funds, including the portfolio of investments, as of December 31, 2006, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended December 31, 2005 and the financial highlights for each of the years and the period in the period from April 4, 2003 (commencement of operations) through December 31, 2005 were audited by other auditors whose report dated February 28, 2006 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Baillie Gifford Emerging Markets Fund as of December 31, 2006, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                BRIGGS, BUNTING & DOUGHERTY, LLP


PHILADELPHIA, PENNSYLVANIA
JANUARY 19, 2007

SUPPLEMENTAL INFORMATION (UNAUDITED)

Qualified dividend income of as much as $3,270,773 was taxable to the Fund through December 31, 2006. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2007, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of distributions received by you in the calendar year 2006.

The Fund designates $40,923,226 as a long-term capital gain dividend subject to 15% tax rate.

MANAGEMENT OF THE TRUST

The following tables set forth the Trustees and Officers of the Trust, their principal occupations during the past five years, and certain other information.

--------------------- ------------- ------------ ---------------------------------------------- -------------------
                       POSITION(S)   LENGTH OF                                                     NUMBER OF FUNDS
                        HELD WITH      TIME                                                        IN FUND COMPLEX
  NAME AND AGE(1)         TRUST      SERVED(2)    PRINCIPAL OCCUPATION DURING PAST 5 YEARS(3)    OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
TRUSTEES
-------------------------------------------------------------------------------------------------------------------
John G. Barrie, Jr.   Trustee       Since 2000   Retired.  Formerly: Assistant Treasurer,
Age: 66                                          Dominion Resources, Inc. (electric and gas             1
                                                 utility).
--------------------- ------------- ------------ ---------------------------------------------- -------------------
John M. Smith         Trustee       Since 2000   Consultant, Board of Directors of certain
Age: 70                                          Guardian Mutual Funds (mutual funds)(4).
                                                 Formerly: Executive Vice President, Guardian
                                                 Life Insurance Co.; Executive Vice President
                                                 and Director of Guardian Insurance and                 1
                                                 Annuity Co.; President and Director of
                                                 Guardian Investor Services Corp.
                                                 (broker-dealer and investment adviser);
                                                 President of GIAC Funds, Inc. (mutual
                                                 funds); Director of Guardian Asset
                                                 Management Corp. and Guardian Baillie
                                                 Gifford Ltd. (investment advisers).
-------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------------
R. Robin Menzies(5)   Trustee,      Since  2000  Partner, Baillie Gifford & Co. (investment
Age: 54               Chairman of                manager); Director, Baillie Gifford Overseas
                      the Board                  Ltd. (investment adviser); Director,                   1*
                      and                        Guardian Baillie Gifford Ltd. (investment
                      President                  adviser); Vice-President, GIAC Funds, Inc.
                                                 and The Park Avenue Portfolio (mutual funds).
-------------------------------------------------------------------------------------------------------------------
OFFICERS (OTHER THAN OFFICERS WHO ARE ALSO TRUSTEES)
-------------------------------------------------------------------------------------------------------------------
Edward H. Hocknell    Vice          Since 2000   Partner, Baillie Gifford & Co. (investment
Age: 46               President                  manager); Director, Baillie Gifford Overseas          N/A
                                                 Ltd. (investment adviser). Director,
                                                 Guardian Baillie Gifford Ltd. (investment
                                                 adviser); Vice-President, GIAC Funds, Inc. and
                                                 The Park Avenue Portfolio (mutual funds).
--------------------- ------------- ------------ ---------------------------------------------- -------------------
Alan Paterson         Vice          Since 2000   Partner, Baillie Gifford & Co. (investment
Age: 39               President                  manager).                                             N/A
--------------------- ------------- ------------ ---------------------------------------------- -------------------
Dickson Jackson       Vice          Since 2005   Head of Institutional Clients Accounting
Age: 35               President                  Department, Baillie Gifford & Co.                     N/A
                                                 (investment manager); formerly, Treasurer of
                                                 the Trust (2001 to 2005).
--------------------- ------------- ------------ ---------------------------------------------- -------------------
Nigel Cessford        Treasurer     Since 2005   Head of Overseas Institutional Clients
Age: 43                                          Accounting Department, Baillie Gifford & Co.          N/A
                                                 (investment manager).
--------------------- ------------- ------------ ---------------------------------------------- -------------------
Angus N.G. Macdonald  Secretary     Since 2000   Head of Legal for the Baillie Gifford Group
Age: 41                                          (investment manager).                                 N/A
--------------------- ------------- ------------ ---------------------------------------------- -------------------
Graham Laybourn       Chief         Since 2005   Compliance Officer, Baillie Gifford & Co.
Age: 40               Compliance                 (investment manager).                                 N/A
                      Officer
--------------------- ------------- ------------ ---------------------------------------------- -------------------

(1) The address of each Trustee and Officer of the Trust is c/o Baillie Gifford Funds, Calton Square, 1 Greenside Row, Edinburgh, Scotland EH1 3AN.

(2) There is no stated term of office for the Trustees. The Chairman of the Board, President, Secretary, and Treasurer of the Trust are elected annually by the Trustees. Other Officers may be elected or appointed by the Trustees at any time.

(3) Previous positions during the past five years with Baillie Gifford & Co., Baillie Gifford Overseas Ltd. and Baillie Gifford Group are omitted if not materially different from the positions listed.

(4) Mr. Smith serves as a consultant to the Boards of Directors of the following Guardian Mutual Funds: The Park Avenue Portfolio (includes 13 investment series); GIAC Funds, Inc. (3 series); The Guardian Bond Fund, Inc. (1 series); The Guardian Cash Fund, Inc. (1 series); and The Guardian Variable Contract Funds, Inc. (7 series)

(5) Mr. Menzies is an "interested person" (as defined in the 1940 Act) of the Trust or the Manager due to his involvement with Baillie Gifford Overseas Ltd.

* Mr. Menzies serves as an officer of 16 portfolios in the Guardian Funds fund complex, which includes GIAC Funds, Inc., Guardian Variable Contract Funds, Inc., Guardian Bond Fund, Inc., Guardian Cash Fund, Inc. and the Park Avenue Portfolio. An affiliate of BGO/the Investment Manager serves as investment adviser to certain Portfolios in the Guardian Funds fund complex.


Additional information regarding the Trustees is available upon request, without charge by calling Baillie Gifford Overseas Limited collect at 011-44-131-275-2000.

ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2006, the registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)     Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period.

(e)     Not applicable.

(f)     The registrant's Code of Ethics is attached hereto as an exhibit.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that Mr. John G. Barrie, Jr., a member of the Board's Audit Oversight Committee, is an audit committee financial expert. Mr. Barrie is "independent" for purposes of this Item 3 of Form N-CSR. Mr. Barrie formerly served in various supervisory and managerial positions in accounting and finance at Dominion Resources, Inc. and affiliates. In these positions, Mr. Barrie was extensively involved in the preparation, analysis and use of corporate financial statements. In the capacity of Assistant Treasurer of Dominion Resources, Inc., Mr. Barrie had principal responsibility for administering the investment of over $1 billion of retirement plan assets, and was involved with internal and external auditors in establishing internal controls and procedures relating to the administration and reporting of retirement plan investments.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d)
Fees for Services Rendered to the Registrant

--------------------------------------------------------------------------------
FISCAL YEAR     AUDIT FEES     AUDIT-RELATED FEES     TAX FEES    ALL OTHER FEES

--------------------------------------------------------------------------------
2005*           $32,500        $0                     $36,000     $0

--------------------------------------------------------------------------------
2006            $21,000        $0                     $10,250     $0
--------------------------------------------------------------------------------

*Amounts for Tax Fees shown above for 2005 related to the registrant's Emerging Markets Fund and International Equity Fund. The International Equity Fund was liquidated on November 22, 2005. Amounts for Audit Fees for 2005 and 2006 relate only to the Emerging Markets Fund.

Audit fees include amounts for auditing and reporting on the financial statements and the financial highlights included in the Fund's annual report to the shareholders, issuance of the auditor's consent to be included in the Amendment to the Registration Statement, issuance of the auditor's report on internal controls for inclusion in form N-SAR and provision of comments on the Fund's interim financial statements (as requested).

Tax fees include amounts for services rendered to the registrant for tax compliance, tax planning and tax advice, including tax return preparation and review of and participation in determining required income and capital gains distributions.

There was (pound) 28,000 billed in 2006 and (pound) 12,000 billed in 2005 by the registrant's accountants for services rendered in connection with reports on the internal control procedures of the investment management operations of Baillie Gifford Overseas Limited ("BGO"), the registrant's investment adviser, Baillie Gifford & Co. ("BG & Co."), the parent company of BGO, and certain other affiliates. The engagements, which were between the registrant's accountant and BG & Co., were approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulations S-X.

(e) (1) Engagements that are required to be pre-approved by the registrant's Audit Oversight Committee may be pre-approved (i) at any regular or special meeting of the Committee or (ii) by the Chairman of the Committee or any other member of the Committee who is an independent trustee of the registrant if the estimated dollar amount of the fee for the particular service does not exceed a certain threshold.

(e) (2) Not applicable.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

2005:    $53,600

2006:    $599,598

The amounts included above for non-audit services rendered to the registrant's investment adviser relate to its fiscal year ended March 31. Such amounts do not include the fees billed by the registrant's accountants to BG & Co. for the internal controls report described above. Such fees were (pound) 28,000 for 2006 and (pound) 12,000 for 2005.

(h) In evaluating the independence of the registrant's accountant, the Audit Oversight Committee of the registrant's Board of Trustees considered the provision of non-audit services, which were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, rendered to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant and determined that the provision of such services is compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report on Form N-CSR, that to the best of their knowledge the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There has been no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics

(a)(2)(i) Certification of the Principal Executive Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(2)(ii) Certification of the Principal Financial Officer required by Rule 30a-2 under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)    Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 BAILLIE GIFFORD FUNDS
            --------------------------------------------------------------------

By       /s/ R Robin Menzies
       ----------------------------
         R Robin Menzies, President

Date     February 27, 2007
       ----------------------------



     Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ R Robin Menzies
       ----------------------------
         R Robin Menzies, President

Date     February 27, 2007
       ----------------------------

By       /s/ Nigel Cessford
       ----------------------------
         Nigel Cessford, Treasurer

Date     February 27, 2007
       ----------------------------